Cover	Apr. 01, 2024
Cover [Abstract]
Entity Registrant Name	VEMANTI GROUP, INC.
Entity Central Index Key	0001605057
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	true
Document Period End Date	Apr. 01, 2024
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5317552
Entity Address Address Line 1	7545 Irvine Center Dr.
Entity Address Address Line 2	Ste 200
Entity Address City Or Town	Irvine
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92618
City Area Code	949
Local Phone Number	559-7200
Entity File Number	000-56266
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	On April 5, 2024, Vemanti Group, Inc., a Nevada corporation (the “Company”), ) filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission (the “SEC”) in connection with the consummation of the transactions contemplated by that certain Share Exchange Agreement (the “Share Exchange Agreement”), dated April 1, 2024, by and among the Company, Mr. Tan Tran, as the sole holder of the Company’s Series A Preferred Stock, par value $0.0001 (the “Series A Preferred Stock”), VinHMS Pte. Ltd., a Singapore private company limited by shares (“VinHMS”), and Mr. Hoang Van Nguyen and Asian Star Trading & Investment Pte. Ltd. (“Asian Star”), the sole shareholders of VinHMS (the “Shareholders”). Pursuant to the Share Exchange Agreement, on the Closing Date Mr. Tran contributed all of his shares of Series A Preferred Stock to the Company in exchange for eight hundred thousand (800,000) newly issued shares of the Company’s Series B Convertible Preferred Stock, par value $0.0001 per share (the “Series B Preferred Stock”) and the Shareholders transferred all the issued and outstanding shares of VinHMS to the Company in exchange for (i) the issuance of nine million two hundred thousand (9,200,000) newly issued shares of Series B Preferred Stock, which shares were issued pro rata to each Shareholder based on their VinHMS shareholdings, and (ii) the issuance to the Shareholders of all forty million (40,000,000) authorized shares of Series A Preferred Stock, which shares were issued pro rata to each Shareholder based on their VinHMS shareholdings. As a result of these transactions, VinHMS is now a wholly-owned subsidiary of the Company and, due to the Shareholders’ collective ownership of (i) all of the issued and outstanding Series A Preferred Stock, each share of which carries ten (10) votes for each share of Common Stock outstanding, and (i) 92% of the issued and outstanding Series B Preferred Stock, each share of which carries twenty-six (26) votes for each share of Common Stock outstanding, the Shareholders now have beneficial control of the Company and have voting control over any shareholder vote.